SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Going concern

Going concern

The Company had an accumulated deficit of approximately $680 million as of December 31, 2024, and had a net loss of approximately $4.5 million and negative cash flows from operating activities of approximately $3.6 million for the year ended December 31, 2024. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15. “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, the Company has incurred recurring operating losses and negative cash flows from operating activities and has an accumulated deficit, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

With the restructuring of the board and management in the second half of 2022, the Company secured new financing and clarified new business plans. The Company received $3.15 million, $5 million and $5 million from three PIPEs in November 2022, December 2022 and January 2023, respectively, and then received $9 million from an unsecured convertible promissory note issued in February 2023. The Company received $6 million from another PIPE in December 2023. The Company received approximately $10 million and $8 million from two PIPEs in December 2024 and January 2025, respectively.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

The current and anticipated future businesses of the Company include:

1)

Business consultation services and investment banking services:

We provide comprehensive business consultation services and industry resource support to global corporate clients based on the resource advantages we have accumulated over the years. We also assist corporate clients in the Asia Pacific region in developing business in the United States, such as helping the clients improve operations and compliance, achieving market entry and expansion, introducing and coordinating professional service institutions. From August 2022 to December 2024, we obtained a total of five business consulting service clients and recognized $80,000, $160,000, and $448,525 for the years ended December 31, 2022, 2023, and 2024, respectively.

On April 12, 2023, MFH Cayman completed the incorporation of another U.S. subsidiary, Chaince Securities, Inc., which is developing business consultation services, and investment banking services (such as financial advisory services, as well as mergers or initial public offering underwriting services) independently subject to FINRA’s approval. In May 2023, Chaince Securities, Inc. entered into a Purchase and Sale Agreement for the acquisition of all assets and liabilities of J.V. Delaney & Associates, an investment advisory firm and FINRA licensed broker dealer. In November 2024, Chaince Securities, Inc. received FINRA approval for the acquisition of J.V. Delaney & Associates, which was completed in December 2024 through Chaince Securities, Inc.’s acquisition of Chaince Securities, LLC, previously known as JVDA, LLC. In March 2025, Chaince Securities, LLC successfully received approval for its Continuing Membership Application (“CMA”) from the Financial Industry Regulatory Authority (“FINRA”).

We have established a professional service team in New York and are also constructing new professional service teams in Shenzhen and Hong Kong to facilitate our expansion into the Asia Pacific region for our business consultation and investment banking services. We anticipate that this expansion will enhance our ability to provide more comprehensive services and generate additional related revenue by 2025.

2)

Distributed storage and computing services:

We planned to utilize the Web3 decentralized storage infrastructure we acquired in December 2022 to carry out Filecoin and other cryptocurrency mining, as well as providing cloud storage services to any other distributed application product operators. We expected the infrastructure will achieve a maximum Original Storage Capacity (or “Raw Byte Power”) of approximately 100PiB.

However, as of December 31, 2024, the total effective storage capacity of our Filecoin nodes was 70.27 PiB, taken up 7.22PiB of the original storage capacity of the whole Web3 decentralized storage infrastructure, and we had not conducted any other cryptocurrency mining business, nor had we provided cloud storage services to any other distributed application product operators. Therefore, about 92.78% of the original storage capacity of the infrastructure was not fully utilized, mainly due to the following reasons: a) the continued low market prices of Filecoin during 2023 and 2024; b) the average return on unit computing power of Filecoin mining business decreasing with the growth of the computing power of the whole network; c) we need to borrow a large amount of Filecoins (as collateral to in accordance with the proof-of-stake protocols in Filecoin network) with higher interest costs, to expand our Filecoin mining business and increase nodes, which may directly lead to operational losses for our Filecoin mining business.

From December 2023, we began adopting new technologies to carry out Filecoin mining business, and it is expected that the mining output efficiency of Filecoin will be significantly improved. From December 2024, we began collaborating with a company founded by members of the Filecoin Foundation, allowing us to obtain more Filecoins to meet the staking requirements for adding new Filecoin nodes, thereby expanding more nodes to increase revenue.

Although the Company did not achieve ideal results in 2024, the management believes that the Company is about to embark on a period of improvement. As a result, the consolidated financial statements have been prepared assuming the Company will continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities as that might be necessary if the Company is unable to continue as a going concern.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of Revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit losses, useful lives of property and equipment and intangible assets, impairment of long-lived assets, long-term investments and goodwill, the valuation of cryptocurrencies, realization of deferred tax assets, uncertain income tax positions, share-based compensation, valuation of contingent consideration from business combination and purchase price allocation for business combinations and assets acquisition. Actual results could materially differ from those estimates.

Principle of consolidation

Principle of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and VIEs (if any) in which it has a controlling financial interest. The results of the subsidiaries and VIEs are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. Furthermore, if the Company demonstrates that it has ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All significant intercompany balances and transactions among the Company, its subsidiaries and VIEs have been eliminated on consolidation.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings and financial position.
Business combinations

Business combinations

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Contingent consideration is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is remeasured to fair value as of each reporting date until the contingency is resolved, and subsequent changes in fair value are recognized in earnings. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over, (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

If investment involves the acquisition of an asset or group of assets that does not meet the definition of a business, the transaction is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

Discontinued operations

Discontinued operations

A disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations. The amount of total current assets, total non-current assets, total current liabilities and total noncurrent liabilities are presented separately on the consolidated balance sheets.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, impairment for intangible assets, estimating useful lives, valuation allowance for deferred tax assets and valuation of warrants and share-based compensation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

Foreign currency

The functional and reporting currency of the Company is the United States dollar (“U.S. dollars”, “US$” or “$”). The functional currency of the Company’s subsidiary, Mercurity Limited, is U.S. dollars. The functional currency of the Company’s HK subsidiaries, Ucon, is the United States dollar (“U.S. dollars”, “US$” or “$”). The functional currency of NBPay Investment limited is the United States dollar (“U.S. dollars”, “US$” or “$”). The functional currency of NBPay Fintech Pte Ltd is the United States dollar (“U.S. dollars”, “US$” or “$”). The financial records of the Group’s subsidiary and VIE located in the PRC are maintained in their local currencies, the Renminbi (“RMB”), respectively, which are also the functional currencies of these entities.

Transactions denominated in currencies other than the respective entities’ functional currencies are re-measured into the functional currencies, in accordance with Accounting Standards Codification (“ASC”) 830 (“ASC 830”) Foreign Currency Matters, at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currencies at the exchange rates prevailing at the balance sheet date. All foreign exchange gains or losses are included in the consolidated statements of operations.

Assets and liabilities are translated to the reporting currency at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and Revenue, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of consolidated statements of comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

Security Deposit

Security Deposit

Security deposit is money that is given to a landlord, lender, or seller of a home or apartment as proof of intent to move in and care for the domicile.

The security deposits of the Company on the balance sheet for the year ended December 31, 2024 are the frozen funds deposited in the Company’s bank account in accordance with the office rental contract of $93,475, which can be lifted within one year.

Short-term Investment

Short-term Investment

Short-term investment represents certificates of deposits and fixed coupon notes with original maturities of greater than three months but less than a year, as well as stocks and ETFs held in the short term and readily available for sale.

Accounts receivable, net of allowance

Accounts receivable, net of allowance

Since January 1, 2020, the company adopted the new Current Expected Credit Loss rule (“CECL” standard) and recognizes its estimate of expected credit losses as an allowance to its account receivable.

The Company adopted this guidance effective January 1, 2020, with no material impact on its consolidated financial statements. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. Changes in the allowance for credit losses are recognized in general and administrative expenses. Accounts receivable are written-off against the allowance for credit losses when management deems the accounts are no longer collectible.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual
Machinery and equipment	6 years	10%
Electronics and office equipment	5 years	5%

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

Intangible Assets

Intangible Assets

The Company’s intangible assets include the following categories: a) Acquired broker-dealer license deemed to have an indefinite life; b) Crypto assets; c) The right to recover the Crypto assets.

Acquired broker-dealer license deemed to have an indefinite life

On May 1, 2023, our US subsidiarity Chaince Securities, Inc., entered into a Purchase and Sale Agreement for the acquisition of a fully licensed broker-dealer (the “broker dealer”), for a $120,000 total price consideration. On November 18, 2024, Chaince Securities, Inc. received approval from the Financial Industry Regulatory Authority (“FINRA”) for the change in ownership of the broker dealer. On December 6, 2024, Chaince Securities, Inc. acquired all the rights and benefits associated with the broker-dealer from the seller. Given the absence of other distinguishable assets and liabilities, the consideration of $120,000 for our acquisition of the broker dealer is solely determined by the fair market value of the broker-dealer license. Given the premise of continuous operation, the broker-dealer license is not subject to a limit on its operating period. Therefore, we classify it as an intangible asset with indefinite useful life.

Intangible assets with indefinite useful life are not amortized and are tested for impairment annually or more frequently, if events or changes in circumstances indicate that they might be impaired in accordance with ASC Subtopic 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill (“ASC 350-30”).

Our acquired broker-dealer license is measured at cost minus impairment loss. We estimated the fair values of the acquired broker dealer license, and no impairment loss was recognized for the year ended December 31, 2024.

Crypto assets

Crypto assets generated from the cryptocurrency mining business are accounted for in connection with the Company’s revenue recognition policy disclosed below.

Effective January 1, 2024, the Company adopted ASU No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”) using a modified retrospective approach, which requires crypto assets to be measured at fair value for each reporting period with changes in fair value recorded in net income or loss. Upon adoption, the Company recognized the cumulative effect of initially applying ASU 2023-08 of $763,072 increase, as an adjustment to the opening balance of retained earnings. The Company totally recognized the loss on market price of crypto assets of $215,397 for the year ended December 31, 2024.

Prior to the adoption of ASU 2023-08, crypto assets held were accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur, principally decreases in the quoted prices of the cryptocurrencies, indicating that it is more likely than not that the indefinite-lived asset is impaired. In determining if an impairment had occurred, the Company considered the intraday lowest quoted price of one unit of crypto asset since acquiring the crypto asset. If the then current carrying value of the unit of crypto assets exceeded the fair value so determined, an impairment loss has occurred with respect to those units of crypto assets in the amount equal to the difference between their carrying values and the fair value determined. To the extent an impairment loss was recognized, the loss established the new cost basis of the asset. Subsequent reversal of impairment losses was not permitted.

We estimated the fair values of the crypto assets based on the intraday low price of the Coinbase platform every day, and we recognized $303,276 impairment loss of intangible assets for the year ended December 31, 2023. We estimated the fair values of the crypto assets based on the intraday low price of the Feixiaohao platform every day, and we recognized $3,144,053 impairment loss of intangible assets for the year ended December 31, 2022.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

Prior to the adoption of ASU 2023-08, any realized gains or losses from sales of crypto assets were included in gain or loss of disposal of crypto assets in the consolidated statements of comprehensive (loss) income. The Company accounted for its gains or losses in accordance with the weighted average method of accounting.

Crypto assets generated from the cryptocurrency mining business are included within operating activities in the accompanying consolidated statements of cash flows. The purchases and sales of crypto assets are included within investing activities in the accompanying consolidated statements of cash flows.

The right to recover the Crypto assets

On February16, 2022, the former acting Chief Financial Officer Wei Zhu, who was also the Company’s former Co-Chief Executive Officer, and a former member and Co-Chairperson of the Board, was taken away from the Company’s office in Shenzhen, China for personal reasons to cooperate with the investigation from Sheyang County Public Security Bureau, Yancheng City, Jiangsu Province, People’s Republic of China. At the same time, Sheyang County Public Security Bureau forcibly removed the safe belonging to the Company that stored the digital asset hardware cold wallet, and forcibly destroyed the safe and seized the crypto asset hardware cold wallet and all crypto assets stored in it, and we verified that 95.23843 Bitcoins and 2005537.5 USD Coins with a book value as of December 31, 2022 of $3,469,762 stored in the out-of-control wallet had been transferred to another unknown wallet.

We classified the crypto assets subject to seizure by Sheyang County Public Security Bureau, which we still retain recourse, as the right to recover the Crypto assets.

As of December 31, 2024, the consolidated financial statements presented a net zero balance for the right to recover the crypto assets. Although we are still trying to restore the company’s control over these out-of-control assets through a series of legal means, we cannot estimate whether positive results will be achieved and how long the time required.

As of December 31, 2023, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, to eliminate the potential significant uncertainty on the financial statements. The amount of the impairment of the crypto assets out of control (all of the Company’s Bitcoins and USD Coins) for the year ended December 31, 2023 was $3,944,809. As of December 31, 2023, the consolidated financial statements presented a net zero balance for the right to recover the crypto assets.

As of April 25, 2023, we had not been able to communicate effectively with the Sheyang County Public Security Bureau. The Sheyang County Public Security Bureau did not provide a written response to the appeal materials submitted by the Company in accordance with regulations. We had not been informed of any information that may prevent the Company from recovering these crypto assets out of control. Therefore, in our consolidated financial statements as of December 31, 2022, we did not recognize any impairment losses related to the loss of control over these crypto assets.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if early adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and cash flows.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

Revenue recognition

Revenue recognition

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (“ASC 606”), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition (“ASC 605”), using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with historic accounting under ASC 605. The impact of adopting the new revenue standard was not material to consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2019.

Under ASC 606, an entity recognizes revenue as the Company satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company generates revenue primarily from business consultation services and distributed storage and computing services in the year ended December 31, 2024.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

The Company’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

Business consultation services

The Company recognized the realization of the consultation service revenue by using Output Methods. According to ASC 606-10-55-17, Output methods recognize revenue on the basis of direct measurements of the value to the customer of the goods or services transferred to date relative to the remaining goods or services promised under the contract. Output methods include methods such as surveys of performance completed to date, appraisals of results achieved, milestones reached, time elapsed, and units produced or units delivered. When an entity evaluates whether to apply an output method to measure its progress, the entity should consider whether the output selected would faithfully depict the entity’s performance toward complete satisfaction of the performance obligation. An output method would not provide a faithful depiction of the entity’s performance if the output selected would fail to measure some of the goods or services for which control has transferred to the customer. For example, output methods based on units produced or units delivered would not faithfully depict an entity’s performance in satisfying a performance obligation if, at the end of the reporting period, the entity’s performance has produced work in process or finished goods controlled by the customer that are not included in the measurement of the output. The Company calculates the output value and recognizes revenue by evaluating the percentage-of-completion of the contract at the end of each month. The Company provides clients with the relevant services specified in the agreement separately, and there is no third-party involved as the principals or agency in the services specified in the agreement. As ASC 606-10-55-36, the Company plays the role of Principal in our business consulting services.

The Company’s business consultation service revenue for the year ended December 31, 2024 was $448,525, sourced from two Chinese clients and one American client. The Company’s business consultation service revenue for the year ended December 31, 2023 was $160,000, sourced from one Chinese client and one American client. The Company’s business consultation service revenue for the year ended December 31, 2022 was $80,000, sourced from one Chinese client.

Distributed storage and computing services

The Company’s distributed storage and computing services business includes cryptocurrency mining and cloud storage services for other decentralized platform operators.

From October 2021 to April 2022, the Company obtained the usage rights of a certain number and specific models of Bitcoin mining machines and specific business premises by executing contracts with the sharing mining service provider, and registered as users on the mining pool website, complying with the general terms and conditions required to join the mining pool published on the mining pool website, to increase computing power to the mining pool. In exchange for providing computing power, the Company was entitled to a fractional share of the fixed digital asset awards the mining pool operator receives, for successfully adding blocks to the blockchain. The Company’s fractional share was relative to the proportion of computing power the Company contributed to the mining pool operator toward the total computing power contributed by all mining pool participants in solving the current algorithm. Providing computing power in digital asset transaction verification services was an output of the Company’s ordinary activities. The provision of such computing power was the only performance obligation in the general terms of the mining pool website. The transaction consideration the Company received, if any, was noncash consideration, which the Company measured at fair value on the date received, which was not materially different than the fair value at contract inception or the time the Company had earned the award from the pools. These considerations were all variable. Since significant reversals of cumulative revenue were possible given the nature of the assets, the consideration was constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company received confirmation of the consideration it would receive, at which time revenue was recognized. There was no significant financing component related to these transactions. Fair value of the digital assets award received was determined using the quoted price of the related digital assets at the time of receipt. The Company earned $783,090 in Bitcoin mining revenue from shared mining operations for the year ended December 31, 2022. Since May 2022, the Company has not carried out any business related to Bitcoin mining.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

On December 15, 2022, the Company entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of USD$5.98 million, payable in the Company’s ordinary shares. Starting on December 20, 2022, the Company uses some of the storage capacity of these devices for Filecoin mining business, and other storage capacity will be used to provide cloud storage services to distributed application product operators. The Company has rented the Filecoin mining operating premises located in New Jersey, United States from Cologix US, Inc. and the Company has entered into the Filecoin mainnet as a miner by registering as a user on the Filecoin mainnet, complying with the general terms and conditions required to become a miner published on the Filecoin mainnet. The essence of Filecoin mining business is that the Company utilizes its Web3 decentralized storage infrastructure and provide cloud storage services to the end customers through the Filecoin mainnet. In exchange for providing storage capacity, the Company is entitled to a fractional share of the fixed digital asset awards from the Filecoin mainnet, for successfully adding blocks to the blockchain. The Company’s fractional share is relative to the proportion of storage capacity we contribute to Filecoin mainnet toward the total storage capacity contributed by all the Filecoin mainnet’s participants in solving the current algorithm. Providing storage capacity in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of such storage capacity is the only performance obligation in the general terms of the Filecoin mainnet. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date received, which is not materially different than the fair value at contract inception or the time the Company has earned the award from the Filecoin mainnet. These considerations are all variable. Since significant reversals of cumulative revenue are possible given the nature of the assets, the consideration is constrained until the all the miners successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component related to these transactions. Fair value of the digital assets award received is determined using the quoted price of the related digital assets at the time of receipt.

In the process of Filecoin mining, the Filecoin mainnet serves primarily as a trading platform where the Company provides storage services to end customers. Notably, no third party directly participates in the Filecoin mining business as a principal or agent. As ASC 606-10-55-36, the Company plays the role of Principal in the Filecoin mining business.

For the year ended December 31, 2024, 2023 and 2022, we earned $513,450, $285,928 and $348 respectively in Filecoin mining revenue from physical mining operations, and did not receive any revenue from providing cloud storage services to decentralized platform operators.

Others

Based on the business consultation services the Company provides to its clients, the Company would introduce various necessary professional institutional resources to the clients undergoing IPOs, and sometimes these professional institutions will pay the Company some referral fees, formed the Company’s other revenues. The Company’s referral service does not involve third parties as principals or agents. The Company’s sole service obligation is to refer customers to the contracted partners. The Company facilitates the signing of contracts between the partners and their customers and receive payment, thereby completing the Company’s service content. As ASC 606-10-55-36, the Company plays the role of Principal in our referral services.

On February 12, 2024, the Company’s US subsidiary Chaince Securities, Inc. (“Chaince Securities”) signed a Referral Agreement with Beyond Century Consulting LLC. Chaince Securities agrees to refer potential clients to Beyond Century Consulting for the purpose of engaging in financial services and consultation provided by Beyond Century Consulting. Beyond Century Consulting agrees to pay Chaince Securities a referral commission equal to 20% of the total fees charged to the clients referred by Chaince Securities. The commission payment will be made for each transaction separately, ensuring that Chaince Securities receives 20% of the fees from each payment made by the referred client.

For the year ended December 31, 2024, Chaince Srcurities, Inc. recognized $45,500 such revenue. No related revemue generated for year ended December 31, 2022 and 2023.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

Cost of revenue

Cost of revenue

Business consultation services

The cost of consultation services consists primarily of payroll of the consultation project team. The cost of consultation services was recognized in the amount of $259,593, $138,092 and $19,000 respectively for the year ended December 31, 2024, 2023 and 2022.

Distributed storage and computing services

The cost of the Bitcoin shared mining operation includes the rental fee of the mining machine and the mine site, electricity and other possible operation and maintenance expenses. There were no Bitcoin mining operations in the year ended December 31, 2023 and 2024. The cost of Bitcoin shared mining operations was recognized in the year ended December 31, 2022 in the amount of $1,291,784, including $1,036,741 for mining machines and mine leases and $255,043 for electricity.

The cost of the Filecoin physical mining operation includes mining machine depreciation costs, mine site lease costs (including electricity), direct labor costs, software licensing costs, other technical services costs, and Filecoin loan interest costs. The cost of Filecoin physical mining operations was recognized in the year ended December 31, 2024 in the amount of $1,123,346, including mining machine depreciation costs of $673,214, mine lease costs (including electricity) of $351,339, software deployment and technical service costs of $28,644.19, and Filecoin loan interest costs of $70,149. The cost of Filecoin physical mining operations was recognized in the year ended December 31, 2023 in the amount of $1,286,220, including mining machine depreciation costs of $897,435, mine lease costs (including electricity) of $291,347, direct labor costs of $4,000, and software deployment and technical service costs of $93,438. The cost of Filecoin physical mining operations was recognized in the year ended December 31, 2022 in the amount of $69,817, including mining machine depreciation costs of $$28,950, mine lease costs (including electricity) of $22,075, direct labor costs of $4,000, and software deployment and technical service costs of $14,792.

Others

In 2024, the Company’s US subsidiary, Chaince Securities, Inc., generated a total revenue of $45,500 from referral commissions. This revenue was generated by providing our business consultation clients with access to essential professional agency resources. It is important to note that these revenues do not incur any direct associated costs.

Sales and marketing expenses	Sales and marketing expenses Sales and marketing expenses consist primarily of project referral fees for consultation services business. These costs are expensed as incurred.
Operating leases

Operating leases

The Company determines whether an arrangement contains a lease at the inception of the arrangement. If a lease is determined to exist, the term of such lease is assessed based on the date on which the underlying asset is made available for the Company’s use by the lessor. The Company’s assessment of the lease term reflects the non-cancelable term of the lease, inclusive of any rent-free periods and/or periods covered by early-termination options which the Company is reasonably certain of not exercising, as well as periods covered by renewal options which the Company is reasonably certain of exercising. The Company also determines lease classification as either operating or finance at lease commencement, which governs the pattern of expense recognition and the presentation reflected in the consolidated statements of operations over the lease term.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

For leases with a term exceeding 12 months, an operating lease liability is recorded on the Company’s consolidated balance sheet at lease commencement reflecting the present value of its fixed minimum payment obligations over the lease term. A corresponding operating lease right-of-use asset equal to the initial lease liability is also recorded, adjusted for any prepaid rent and/or initial direct costs incurred in connection with execution of the lease and reduced by any lease incentives received. For purposes of measuring the present value of its fixed payment obligations for a given lease, the Company uses its incremental borrowing rate, determined based on information available at lease commencement, as rates implicit in its leasing arrangements are typically not readily determinable. The Company’s incremental borrowing rate reflects the rate it would pay to borrow on a secured basis and incorporates the term and economic environment of the associated lease.

For the Company’s operating leases, fixed lease payments are recognized as lease expense on a straight-line basis over the lease term. For leases with a term of 12 months or less, any fixed lease payments are recognized on a straight-line basis over the lease term and are not recognized on the Company’s consolidated balance sheet as an accounting policy election. Leases qualifying for the short-term lease exception were insignificant. Variable lease costs are recognized as incurred and primarily consist of common area maintenance and utility charges not included in the measurement of right of use assets and operating lease liabilities.

The leasing activities of the Company during 2022, 2023 and 2024 are all for the Company to lease the office as the lessee and the Company classified them as operating leases, among which, the Company signed a long-term lease contract with a term of about 35 months for the New York office. The Company recognized right-of-use assets and lease liabilities on the consolidated balance sheet as of December 31, 2023 and 2024.

Income taxes

Income taxes

The Company follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company applies the provision of ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Share-based payments

Share-based payments

In the second quarter of 2017, the Company elected to early adopt ASU No. 2016-09, Compensation Stock Compensation (“ASC 718”): Improvement to Employee Share based Payment Accounting.

Share options and restricted shares granted to employees and directors are accounted for under ASC 718, “Compensation – Stock compensation”. In accordance with ASC 718, the Company determines whether a share option or restricted shares should be classified and accounted for as an equity award. All grants of share options and restricted shares to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values.

Share-based payment awards with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation costs using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in capital.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

The total amount of compensation cost recognized at the end of the requisite service period for an award of share-based compensation shall be based on the number of instruments for which the requisite service has been rendered (that is, for which the requisite service period has been completed). Previously recognized compensation cost shall not be reversed if an employee share option (or share unit) for which the requisite service has been rendered expires unexercised (or unconverted). To determine the amount of compensation cost to be recognized in each period, the Company shall make an entity wide accounting policy for all employee share-based payment awards to do the following: Recognize the effect of awards for which the requisite service is not rendered when the award is forfeited (that is, recognize the effect of forfeitures in compensation cost when they occur). Previously recognized compensation cost for an award shall be reversed in the period that the award is forfeited.

For share-based payment awards with market conditions, such market conditions are included in the determination of the estimated grant-date fair value. If the incentivized employee does not meet the agreed market conditions on the grant-date, then the corresponding shares will be forfeited or the corresponding percentage of the proposed shares will be forfeited in proportion to the failure to meet the market conditions. The fair value of the shares granted to employees at the grant-date is the consideration adjusted for the satisfaction of market conditions.

Some awards contain a market condition. The effect of a market condition is reflected in the grant-date fair value of an award. Compensation cost thus is recognized for an award with a market condition provided that the good is delivered or the service is rendered, regardless of when, if ever, the market condition is satisfied.

A change in any of the terms or conditions of share-based payment awards is accounted for as a modification of awards. The Company measures the incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, based on the share price and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested awards, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Net loss per share

Net loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Company had stock options and restricted share units, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per ordinary share, the effect of the stock options and restricted share units is computed using the treasury stock method. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from operations, as their effect would be anti-dilutive.

In accordance with ASC Topic 260, Earnings per Share (“ASC 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Contingently issuable shares, including performance-based share awards and contingent considerations to be settled in shares, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted loss per share calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

For contracts that may be settled in ordinary shares or in cash at the election of the Company, share settlement is presumed, pursuant to which incremental shares relating to the number of shares that would be required to settle the contract are included in the denominator of diluted loss per share calculation if the effect is more dilutive. For the contracts that may be settled in ordinary shares or in cash at the election of the counterparty, the more dilutive option of cash or share settlement is used for the purposes of diluted loss per share calculation, pursuant to which share settlement requires the number of shares that would be required to settle the contract be included in the denominator whereas cash settlement requires an adjustment to be made to the numerator for any changes in income or loss that would result as if the contract had been classified as an asset or a liability for accounting purposes during the period for a contract that is classified as equity for accounting purposes, if the effect is more dilutive. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive gain (loss) is reported in the consolidated statements of comprehensive loss, including net loss and foreign currency translation adjustments, presented net of tax.

Segment reporting

Segment reporting

The Company follows ASC 280, Segment Reporting. The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. All of the Company’s revenue in 2024 came from its US subsidiaries MFH Tech and Chaince Securities, Inc. As of December 31, 2024, due to the Company’s business being still in the adjustment stage, the Company has not yet divided into geographical divisions for independent business development and management.

The Company’s future revenue will mainly come from different type of businesses and different entities, including: (i) our US subsidiary MFH Tech acting as the operating entity of distributed computing and storage services; and (ii) our US subsidiary Chaince Securities, Inc. acting as the operating entity of business consultation services in North America, and with Chaince Securities, LLC focusing on providing investment banking services (such as financial advisory services, as well as mergers or initial public offering underwriting services) in the U.S., and (iii) our Hong Kong subsidiary Ucon and PRC subsidiary Lianji Future acting as the operating entities of the business consultation services in the Asia-Pacific region, and (iv) our new Hong Kong and PRC subsidiaries, which established in February and March 2025, will act as the operating entities of the AI intelligent manufacturing related businesses. The Company will add segment reports for different geographies and businesses after the completion of business architecture adjustments.

Fair value measurement and financial instruments

Fair value measurement and financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Company applies ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - inputs are based upon quoted prices for instruments traded in active markets.

Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, cash flow models, and similar techniques.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

The Company’s non-financial assets, including cryptocurrency assets, intangible assets, goodwill and property and equipment are measured at fair value when an impairment charge is recognized. Fair value of cryptocurrencies is based on quoted prices in active markets.

Financial instruments

The carrying amounts of financial instruments, which consist of cash and cash equivalents, security deposit, short-term investment, interest receivable, prepaid expenses and other current assets, equity investments, convertible notes, interest payable, accounts payable, amounts due to related parties, accrued expenses and other current liabilities, approximate their fair values due to the short-term nature of these instruments.

The Company adopts ASU No.2020-06 to measure the convertible notes it issued. As ASU No.2020-06, the embedded conversion features no longer are separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost and a convertible preferred stock will be accounted for as a single equity instrument measured at its historical cost, as long as no other features require bifurcation and recognition as derivatives.

Recent accounting pronouncements

Recent accounting pronouncements

On December 13, 2023, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which requires that an entity to subsequently measure assets that meet those criteria at fair value with changes recognized in net income each reporting period. The amendments in ASU 2023-08 are required to be adopted for fiscal years beginning after December 14, 2024, with early adoption permitted. The Company has decided to adopt this standard starting from the 2024 fiscal year.

On November 27, 2023, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires that an entity disclose significant segment expenses impacting profit and loss that are regularly provided to the chief operating decision maker. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in ASU 2023-07 are required to be adopted for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard.

On December 14, 2023, FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard.

On March 21, 2024, the FASB issued Accounting Standards Update No. 2024-01, Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. This standard provides clarity regarding whether profits interest and similar awards are within the scope of Topic 718 of the Accounting Standards Codification. This standard is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard.